Segment Reporting - Summary of Revenue Attributed to Geographical Locations (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Geographical Areas [Line Items]
Total revenue	[1]	$ 8,396,830	$ 7,521,167
Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue		2,543,560	2,567,236
United States
Disclosure Of Geographical Areas [Line Items]
Total revenue		5,853,270	4,953,931
Operating Segments | Less-Than-Truckload
Disclosure Of Geographical Areas [Line Items]
Total revenue	[1],[2],[3]	3,702,935	3,948,657
Operating Segments | Less-Than-Truckload | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue	[2]	1,162,733	1,188,635
Operating Segments | Less-Than-Truckload | United States
Disclosure Of Geographical Areas [Line Items]
Total revenue	[2]	2,540,202	2,760,022
Operating Segments | Truckload
Disclosure Of Geographical Areas [Line Items]
Total revenue	[1]	2,937,305	1,936,038
Operating Segments | Truckload | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue		1,159,562	1,139,272
Operating Segments | Truckload | United States
Disclosure Of Geographical Areas [Line Items]
Total revenue		1,777,743	796,766
Operating Segments | Logistics
Disclosure Of Geographical Areas [Line Items]
Total revenue	[1]	1,821,711	1,697,016
Operating Segments | Logistics | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue		258,489	271,136
Operating Segments | Logistics | United States
Disclosure Of Geographical Areas [Line Items]
Total revenue		1,563,222	1,425,880
Eliminations
Disclosure Of Geographical Areas [Line Items]
Total revenue	[1],[2],[3]	(65,121)	(60,544)
Eliminations | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue	[2]	(37,224)	(31,807)
Eliminations | United States
Disclosure Of Geographical Areas [Line Items]
Total revenue	[2]	$ (27,897)	$ (28,737)

[1]	Includes intersegment revenue and intersegment fuel surcharge, which are eliminated in the consolidated results and are not disclosed by reportable segment due to the non-material amounts.
[2]	Recasted for changes in aggregation in the current year. Specifically, “Package and Courier” was presented separately in previous years is now aggregated within “Less-Than-Truckload”. The remaining amounts remain the same, except for resultant changes to the Eliminations.
[3]	Recasted for changes in aggregation in the current year. Specifically, “Package and Courier” was presented separately in previous years is now aggregated within “Less-Than-Truckload”. The remaining amounts remain the same, except for resultant changes to the Eliminations.